Income Tax - Schedule of Net Operating Losses Expiring in Various Years (Details) $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 210,248
2025 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,184
2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	12,598
2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,335
2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	3,148
2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	49,748
2030 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,021
2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,927
2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	8,805
2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	8,875
2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	111,607
China [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	6,495
China [Member] | 2025 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
China [Member] | 2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,299
China [Member] | 2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,181
China [Member] | 2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,165
China [Member] | 2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,850
China [Member] | 2030 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
China [Member] | 2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
China [Member] | 2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
China [Member] | 2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
China [Member] | 2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Ecuador [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	67,517
Ecuador [Member] | 2025 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	5,184
Ecuador [Member] | 2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	11,299
Ecuador [Member] | 2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	2,154
Ecuador [Member] | 2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	1,983
Ecuador [Member] | 2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	46,897
Ecuador [Member] | 2030 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Ecuador [Member] | 2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Ecuador [Member] | 2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Ecuador [Member] | 2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Ecuador [Member] | 2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	357
Other [Member] | 2025 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2026 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2027 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2028 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2029 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2030 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2031 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses
Other [Member] | 2032 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	206
Other [Member] | 2033 [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	26
Other [Member] | 2034 and after [Member]
Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net Operating Losses	$ 125